INCOME TAX - Reconciliation of federal income tax rate (Details)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statutory federal income tax rate	21.00%	21.00%		21.00%	21.00%
State taxes, net of federal tax benefit				4.30%	4.50%
Change in fair value of warrants				(0.40%)	(0.40%)
Valuation allowance				(24.20%)	(38.30%)
Income tax provision				0.00%	(8.50%)
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Statutory federal income tax rate			21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Business combination expense				(33.19%)
Change in fair value of warrants			0.00%	12.38%
Transaction costs incurred in connection with warrant liabilities			0.00%
Valuation allowance			(21.00%)	(0.19%)
Income tax provision			0.00%	0.00%